Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 02, 2018
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Nov. 02, 2018
Document Effective Date	Nov. 02, 2018
Prospectus Date	Oct. 31, 2018
Hood River Small-Cap Growth Fund | Institutional Shares
Prospectus:
Trading Symbol	HRSMX
Hood River Small-Cap Growth Fund | Investor Shares
Prospectus:
Trading Symbol	HRSRX
Hood River Small-Cap Growth Fund | Retirement Shares
Prospectus:
Trading Symbol	HRSIX